Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Income Statement [Abstract]
REVENUES	$ 11,160		$ 11,160
COSTS OF GOOD SOLD	5,717		5,717
GROSS PROFIT	5,443		5,443
OPERATING EXPENSES:
General, and administrative expenses	213,275	266,018	595,757	681,059	1,008,755	4,014,859
Inventory impairment					958,575
Research and development	87,735	216,228	260,413	352,328	491,829	1,160,771
Sales and marketing	63,375		63,375
Depreciation and amortization	6,619	4,373	22,055	19,373	23,758	38,972
Stock based compensation	116,583	256,959	498,312	1,534,468	1,918,183	11,667,361
Total operating expenses	487,587	743,578	1,439,912	2,587,228	4,401,100	16,881,963
Loss from operations	(482,144)	(743,578)	(1,434,469)	(2,587,228)	(4,401,100)	(16,881,963)
OTHER INCOME (EXPENSES):
Interest expense	(888)	(477)	(2,307)	(1,619)	(2,334)	(118,780)
Interest income	594	594	1,768	1,762	2,355	3,692
Other income			47,082	48,204	48,204
Gain on sale of assets				95,000	95,000	2,426
Total other income (expenses)	(294)	117	46,543	143,347	143,225	(112,662)
Loss before the provision for income taxes	(482,438)	(743,461)	(1,387,926)	(2,443,881)	(4,257,875)	(16,994,625)
PROVISION FOR INCOME TAXES
NET LOSS	$ (482,438)	$ (743,461)	$ (1,387,926)	$ (2,443,881)	$ (4,257,875)	$ (16,994,625)
NET LOSS PER SHARE
Basic	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.04)	$ (0.06)	$ (0.28)
Diluted	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.04)	$ (0.06)	$ (0.28)
SHARES USED IN CALCULATION OF NET INCOME PER SHARE
Basic	79,581,511	67,955,379	73,949,386	66,000,101	66,873,761	60,225,524
Diluted	79,581,511	67,955,379	73,949,386	66,000,101	66,873,761	60,225,524